Business Combinations - Summary of Consideration Transferred to Acquire Ultragas and the Assets Acquired and Liabilities (Detail) - Ultragas [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Consideration
Equity consideration	$ 202,910
Fair value of consideration transferred	202,910
Net assets acquired:
Cash and cash equivalents	17,477
Accounts receivable	7,071
Inventory	2,039
Other current assets	4,615
Equity method investments	2,580
Debt	(192,695)
Accounts payable	(3,175)
Accrued interest	(1,602)
Other current liabilities	(3,982)
Other long-term liabilities	(6,004)
Net assets acquired	202,910
Handysize vessels [Member]
Net assets acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	215,852
Smaller vessels [Member]
Net assets acquired:
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	$ 160,734